RidgeWorth Large Cap Growth Stock Fund
LARGE CAP GROWTH STOCK FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Large Cap Growth Stock Fund (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 38 of the Fund’s prospectus and Rights of Accumulation on page 60 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Large Cap Growth Stock Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Large Cap Growth Stock Fund		A Shares	C Shares	I Shares
Management Fees		0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.30%	1.00%	none
Other Expenses	[1]	0.12%	0.11%	0.22%
Total Annual Fund Operating Expenses		1.12%	1.81%	0.92%
Fee Waivers and/or Expense Reimbursements	[2]			(0.02%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.12%	1.81%	0.90%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2014, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.20%, 1.90% and 0.90% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Large Cap Growth Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	683	912	1,159	1,865
C Shares	286	574	988	2,141
I Shares	92	293	509	1,133

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Large Cap Growth Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	683	912	1,159	1,865
C Shares	186	574	988	2,141
I Shares	92	293	509	1,133

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts ("ADRs"). Silvant Capital Management LLC ("Silvant" or the "Subadviser") considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2013, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $526.24 million and $372.78 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above-average growth potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a "bottom-up" process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of the Fund's equity securities may fluctuate drastically from day to day.

Growth Stock Risk: "Growth" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Growth" stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2013 was 6.69%.

Best Quarter Worst Quarter 18.70% -21.73% (3/31/2012) (12/31/2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2012)
Average Annual Total Returns RidgeWorth Large Cap Growth Stock Fund	1 Year	5 Years	10 Years
A Shares	15.56%	1.98%	5.50%
C Shares	14.73%	1.26%	4.84%
I Shares	15.86%	2.29%	5.91%
I Shares Returns After Taxes on Distributions	11.52%	1.46%	4.95%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	15.87%	1.93%	5.09%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.